UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02806
Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	March 31
Date of reporting period:	March 31, 2019

Item 1. Reports to Stockholders

Fixed income mutual fund

Delaware Investments Ultrashort Fund

March 31, 2019

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Investments Ultrashort Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of March 31, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Investments Ultrashort Fund	April 9, 2019

Performance preview (for the year ended March 31, 2019)
Delaware Investments Ultrashort Fund (Institutional Class shares)	1-year return	+2.59%
Delaware Investments Ultrashort Fund (Class A shares)	1-year return	+2.59%
ICE BofAML US 6-Month Treasury Bill Index (benchmark)	1-year return	+2.27%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Investments Ultrashort Fund, please see the table on page 3. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

Please see page 7 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

During the Fund’s fiscal year ended March 31, 2019, the economy in the United States continued to expand, with gross domestic product (GDP) growing at an annual rate of about 3.0% for the full 12-month period. While that was strong, growth did slow over the course of the fiscal period, starting at 4.2% in the second quarter of 2018 before easing to 3.4% and 2.2% in the third and fourth quarters, respectively.

During the Fund’s fiscal year, the US economy was negatively influenced by the following: US-China trade tensions, slowing global growth, concern about Brexit (due to the fact that the United Kingdom’s parliament has failed multiple times to agree on a formal exit plan), and the waning influence of last year’s federal tax reform.

At the same time, there were signs of continued underlying strength in the economy. The unemployment rate declined from 4.1% at the end of the previous fiscal year to 3.8% in March 2019. Job growth was robust, and consumers saw wage gains for the first time in a decade.

As always, the key economic factor influencing the Fund was the Federal Reserve’s interest rate policy. Throughout 2018, the Fed followed its steady, predictable path of 0.25 percentage-point-rate hikes that had been implemented three times in 2017 and every quarter of 2018. However, when volatility spiked following the Fed’s last hike in the fourth quarter 2018 – raising concern that economic growth was slowing worldwide – Fed Chairman Jerome Powell made a sharp shift in words and action to a more dovish stance, moving from a forecast of two rate hikes in 2019 to none. In doing so, the Fed joined with its overseas counterparts. Both the Bank of Japan and the European Central Bank adopted dovish positions, stating that they plan to hold rates steady as well.

The Fed’s change in monetary policy sparked a major first-quarter 2019 equity rally as investors seemed to embrace greater risk. For short-term investors, this 180-degree turn meant a rapid reassessment of strategies and a move to fixed-rate bonds from floating rate securities, which works well in a rising rate environment by enabling investors to lock in rising rates.

Within the Fund

For the fiscal year ended March 31, 2019, Delaware Investments Ultrashort Fund outperformed its benchmark, the ICE BofAML US 6-Month Treasury Bill Index. The Fund’s Institutional Class shares gained 2.59%. The Fund’s Class A shares also gained 2.59% at net asset value and advanced 0.57% at maximum offer price. These figures reflect all distributions reinvested. For the same period, the Fund’s benchmark gained 2.27%. Complete annualized

Portfolio management review

Delaware Investments Ultrashort Fund

performance for Delaware Investments Ultrashort Fund is shown in the table on page 3.

For the 12-month period, the Fund outperformed its benchmark largely due to contributions from investment grade corporate bonds and floating-rate asset-backed securities (ABS). High-quality investment grade corporate bonds (those rated A or better) provided a higher yield than the index and a stable, predictable source of income. The Fund’s ABS holdings benefited from rising rates as they reset higher with each rate increase based on the 1-month London interbank offered rate (LIBOR). As AAA-rated securities, they experienced less volatility than some other fixed-income asset classes – which was particularly helpful during the turbulent fourth quarter of 2018 – and they provided a steady stream of income throughout the fiscal year.

The Fund is structured into three segments: Money markets (employed largely for liquidity), investment grade corporate bonds (used for higher yield), and AAA-rated floating-rate ABS (used in an effort to respond to rate increases). Additionally, with their shorter maturities, the money market securities can help the Fund quickly capture rate increases and can be used to help manage the portfolio’s average duration. We may tweak the Fund’s allocations to these three segments somewhat as opportunities arise. The goal is to maintain a high-quality portfolio with the potential for competitive returns.

Although the Fund is divided into these three components, our exposure to each does not need to be equal. Given the opportunity to earn higher yield in the investment grade credits, we increased that allocation to 43% of the Fund’s portfolio. Similarly, we increased the Fund’s exposure to ABS to 44% to take advantage of rising yields. Conversely, money market securities as a component was dialed back to 13% of the Fund’s portfolio.

In contrast to the contributions from the other two

major components, the Fund’s money market securities detracted from performance modestly as they earned a slightly lower yield than the benchmark. For instance, commercial paper yielded 2.16% versus the benchmark’s return of 2.27%.

When we assess key risks, our largest concern is the risk of a slowing economy. Historically, recessions or economic slowdowns have been preceded by an inverted yield curve. This is currently in place as yields on shorter securities now exceed those on longer-dated bonds. Based on current economic and market conditions, we think the Fed could extend its pause on interest rate increases for quite some time, holding rates steady as it continues to monitor the delayed effect of recent rate increases. Generally, we believe the US economy is on stable ground — that is, not likely to exceed expectations nor fall below a 2% annual growth rate.

Based on that scenario, we would replace any maturing floating-rate ABS – with the expectation that ABS won’t have an opportunity to reset higher – with a combination of short, fixed-rate government securities and ABS to potentially capture that attractive short-term yield. Likewise, at fiscal year end, we plan to slowly reposition the Fund’s portfolio to be somewhat more conservative after what was a fairly strong recent return. Accordingly, we expect to moderately scale back some more economically sensitive corporate holdings and replace them with short, fixed-rate government securities.

As one would expect in times of stock market stress, the potential safety of ultrashort fixed income products becomes even more attractive, and the benefit of not subjecting investors to redemption fees* and liquidity gates, unlike certain money market funds, is an important additional positive for investors.

*The Fund’s Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months.

Performance summary
Delaware Investments Ultrashort Fund	March 31, 2019

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance1,2

Average annual total returns through March 31, 2019
	1 year	5 years	10 years	Lifetime

Class A (Est. March 10, 1988)*
Excluding sales charge	+2.59%	+0.94%	+0.50%	+2.75%
Including sales charge	+0.57%	+0.55%	+0.30%	+2.69%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+2.59%	+0.94%	+0.50%	+1.61%
Including sales charge	+1.59%	+0.94%	+0.50%	+1.61%
Class L (Est. June 30, 1978)*
Excluding sales charge	+2.59%	+0.94%	+0.50%	+4.62%
Including sales charge	+2.59%	+0.94%	+0.50%	+4.62%
Institutional Class (Est. Jan. 5, 2016)
Excluding sales charge	+2.59%	n/a	n/a	+1.48%
Including sales charge	+2.59%	n/a	n/a	+1.48%
ICE BofAML US 6-Month Treasury Bill Index	+2.27%	+0.90%	+0.60%	+3.48%**

*In conjunction with the conversion, Class A shares became Class L shares and Consultant Class shares became Class A shares.

**The benchmark lifetime return is for Class A share comparison only and is calculated using the last business day in the month of the Fund’s Class A inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

Class A shares are sold with a maximum front-end sales charge of 2.00%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average

Performance summary

Delaware Investments Ultrashort Fund

daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed. A sales load was not applicable for periods prior to Jan. 5, 2016 for Class A/Class C shares.

The Fund’s distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund’s Class A and Class C shares’ 12b-1 fee to 0.00% of the respective share class’ average daily net assets from April 1, 2018 through March 31, 2019.* These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

Class L shares are only available to Fund shareholders who held Class A shares of the Fund prior to the conversion of the Fund. Class L shares are closed to all additional purchases.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

International investments entail risks not ordinarily associated with US investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivatives transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

Interest payments on inflation-indexed debt securities will vary as the principal and/or interest is adjusted for inflation.

Gross domestic product is a measure of all goods and services produced by a nation in a year.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.40% of the Fund’s average daily net assets during the period from April 1, 2018 to March 31, 2019.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Class L	Institutional Class
Total annual operating expenses (without fee waivers)	0.92%	1.67%	0.67%	0.67%
Net expenses (including fee waivers, if any)	0.40%	0.40%	0.40%	0.40%
Type of waiver	n/a	n/a	n/a	n/a

*The aggregate contractual waiver period covering this report is from July 29, 2017 through July 29, 2019.

Performance summary

Delaware Investments Ultrashort Fund

Performance of a $10,000 investment1

Class A shares

Average annual total returns from March 31, 2009 through March 31, 2019

Institutional Class shares

Average annual total returns from Jan. 5, 2016 (inception date) through March 31, 2019

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on March 31, 2009, and includes the effect of a 2.00% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the ICE BofAML US 6-Month Treasury Bill Index as of March 31, 2009.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on Jan. 5, 2016, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the ICE BofAML US 6–Month Treasury Bill Index as of Jan. 5, 2016.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 3 through 7.

The ICE BofAML US 6-Month Treasury Bill Index tracks the performance of US Treasury bills with a maturity of six months. The index comprises a single Treasury issue purchased at the beginning of the month, which is then sold at the end of the month and rolled into a newly selected issue that matures closest to, but not beyond, six months from the transaction date (known as the rebalancing date).

The London interbank offered rate (LIBOR), mentioned on page 2, is a composite of the rates of interest at which banks borrow from one another in the London market, and it is a widely used benchmark for short-term interest rates.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DLTAX	245910609
Class C	DLTCX	245910708
Class L	DLTLX	245910807
Institutional Class	DULTX	245910500

Disclosure of Fund expenses

For the six-month period from October 1, 2018 to March 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2018 to March 31, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Delaware Investments Ultrashort Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Annualized Expense Ratio	Expenses Paid During Period 10/1/18 to 3/31/19*

Actual Fund return†
Class A	$1,000.00	$1,015.30	0.40%	$2.01
Class C	1,000.00	1,015.30	0.40%	2.01
Class L	1,000.00	1,015.30	0.40%	2.01
Institutional Class	1,000.00	1,015.30	0.40%	2.01

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,022.94	0.40%	$2.02
Class C	1,000.00	1,022.94	0.40%	2.02
Class L	1,000.00	1,022.94	0.40%	2.02
Institutional Class	1,000.00	1,022.94	0.40%	2.02

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

† Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation
Delaware Investments Ultrashort Fund	As of March 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	5.35%
Agency Commercial Mortgage-Backed Security	0.24%
Collateralized Debt Obligation	0.05%
Commercial Paper	5.47%
Corporate Bonds	45.64%
Banks	21.34%
Basic Industry	1.74%
Capital Goods	1.94%
Communications	5.54%
Consumer Cyclical	1.66%
Consumer Non-Cyclical	6.16%
Electric	1.75%
Insurance	5.51%
Non-Agency Asset-Backed Securities	43.29%
Total Value of Securities	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%)
Total Net Assets	100.00%

Schedule of investments
Delaware Investments Ultrashort Fund	March 31, 2019

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 5.35%
Fannie Mae Connecticut Avenue Securities
Series 2018-C01 1M1 3.086% (LIBOR01M + 0.60%, Floor 0.60%) 7/25/30 ●	1,363,747	$1,360,632
Series 2018-C02 2M1 3.136% (LIBOR01M + 0.65%, Floor 0.65%) 8/25/30 ●	605,430	605,170
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2015-DNA2 M2 5.086% (LIBOR01M + 2.60%) 12/25/27 ●	729,174	738,268
Silverstone Master Issuer Series 2018-1A 1A 144A 3.166% (LIBOR03M + 0.39%) 1/21/70 #●	1,200,000	1,194,774

Total Agency Collateralized Mortgage Obligations (cost $3,910,829)		3,898,844

Agency Commercial Mortgage-Backed Security – 0.24%
Fannie Mae Multifamily REMIC Trust Series 2015-M12 FA 2.821% (LIBOR01M + 0.34%, Floor 0.34%) 4/25/20 ●	173,912	173,691

Total Agency Commercial Mortgage-Backed Security (cost $173,858)		173,691

Collateralized Debt Obligation – 0.05%
OZLM Funding Series 2012-1A X 144A 3.661% (LIBOR03M + 0.90%) 7/22/29 #●	37,500	37,498

Total Collateralized Debt Obligation (cost $37,500)		37,498

Commercial Paper – 5.47%
Colleges & Universities – 1.36%
Dartmouth College 2.672% 5/16/19 ≠	500,000	498,217
Yale University 2.496% 6/17/19 ≠	500,000	497,235

		995,452

Consumer Cyclical – 3.42%
Toyota Motor Credit 2.773% 4/30/19 ≠	2,500,000	2,494,627

		2,494,627

Mortgage Bankers & Brokers – 0.69%
Credit Agricole CIB New York 2.441% 4/1/19 ≠	500,000	500,000
		500,000

Total Commercial Paper (cost $3,990,174)		3,990,079

Corporate Bonds – 45.64%
Banks – 21.34%
Bank of America 3.779% (LIBOR03M + 1.00%) 4/24/23 ●	1,250,000	1,260,367
Citigroup 3.783% (LIBOR03M + 1.10%) 5/17/24 ●	1,500,000	1,507,163
Citizens Bank 2.20% 5/26/20	1,250,000	1,241,071

Schedule of investments

Delaware Investments Ultrashort Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banks (continued)
Fifth Third Bank 2.20% 10/30/20	1,500,000	$1,488,537
Goldman Sachs Group 4.229% (LIBOR03M + 1.60%) 11/29/23 ●	1,250,000	1,278,915
JPMorgan Chase & Co. 3.671% (LIBOR03M + 0.90%) 4/25/23 ●	1,250,000	1,256,593
KeyBank 3.396% (LIBOR03M + 0.66%) 2/1/22 ●	1,250,000	1,255,209
Morgan Stanley 3.958% (LIBOR03M + 1.22%) 5/8/24 ●	1,250,000	1,259,873
Santander UK 2.125% 11/3/20	1,000,000	989,193
UBS 144A 2.45% 12/1/20 #	1,500,000	1,492,033
US Bank 3.45% 11/16/21	1,250,000	1,275,337
Zions Bancorporation 3.35% 3/4/22	1,250,000	1,261,681

		15,565,972

Basic Industry – 1.74%
DowDuPont 3.766% 11/15/20	1,250,000	1,272,202

		1,272,202

Capital Goods – 1.94%
Fortive 1.80% 6/15/19	145,000	144,402
United Technologies 3.35% 8/16/21	1,250,000	1,267,523

		1,411,925

Communications – 5.54%
Comcast 3.45% 10/1/21	1,250,000	1,275,468
Deutsche Telekom International Finance 144A 1.50% 9/19/19 #	1,500,000	1,490,535
Fox 144A 3.666% 1/25/22 #	1,250,000	1,275,554

		4,041,557

Consumer Cyclical – 1.66%
General Motors Financial 3.785% (LIBOR03M + 0.99%) 1/5/23 ●	1,250,000	1,213,660

		1,213,660

Consumer Non-Cyclical – 6.16%
BAT Capital 2.297% 8/14/20	1,250,000	1,237,996
CVS Health 3.35% 3/9/21	1,250,000	1,260,654
Shire Acquisitions Investments Ireland 1.90% 9/23/19	2,000,000	1,991,585

		4,490,235

Electric – 1.75%
American Electric Power 3.65% 12/1/21	1,250,000	1,275,976

		1,275,976

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance – 5.51%
Aviation Capital Group 144A 3.576% (LIBOR03M + 0.95%) 6/1/21 #●	1,250,000	$1,250,588
Cigna 144A 3.40% 9/17/21 #	1,500,000	1,516,678
Principal Life Global Funding II 144A 1.50% 4/18/19 #	1,250,000	1,249,363

		4,016,629

Total Corporate Bonds (cost $33,145,405)		33,288,156

Non-Agency Asset-Backed Securities – 43.29%
American Express Credit Account Master Trust
Series 2017-2 A 2.934% (LIBOR01M + 0.45%) 9/16/24 ●	675,000	677,943
Series 2018-7 A 2.844% (LIBOR01M + 0.36%) 2/17/26 ●	2,000,000	1,990,211
Series 2018-9 A 2.864% (LIBOR01M + 0.38%) 4/15/26 ●	2,150,000	2,143,593
Series 2019-1 A 2.87% 10/15/24	1,000,000	1,009,385
BMW Floorplan Master Owner Trust Series 2018-1 A2 144A 2.804% (LIBOR01M + 0.32%) 5/15/23 #●	1,000,000	999,768
Chase Issuance Trust Series 2017-A1 A 2.784% (LIBOR01M + 0.30%) 1/15/22 ●	250,000	250,340
Chesapeake Funding II
Series 2017-2A A2 144A 2.934% (LIBOR01M + 0.45%, Floor 0.45%) 5/15/29 #●	880,409	880,084
Series 2017-4A A2 144A 2.824% (LIBOR01M + 0.34%) 11/15/29 #●	1,454,677	1,452,940
Citibank Credit Card Issuance Trust Series 2017-A5 A5 3.111% (LIBOR01M + 0.62%, Floor 0.62%) 4/22/26 ●	3,000,000	3,014,083
Series 2018-A2 A2 2.818% (LIBOR01M + 0.33%) 1/20/25 ●	1,000,000	998,601
Discover Card Execution Note Trust Series 2017-A5 A5 3.084% (LIBOR01M + 0.60%) 12/15/26 ●	500,000	500,700
Evergreen Credit Card Trust Series 2017-1 A 144A 2.744% (LIBOR01M + 0.26%) 10/15/21 #●	800,000	800,204
Ford Credit Floorplan Master Owner Trust A Series 2015-2 A2 3.054% (LIBOR01M + 0.57%, Floor 0.57%) 1/15/22 ●	1,000,000	1,002,664
Series 2018-3 A1 3.52% 10/15/23	700,000	713,202

Schedule of investments

Delaware Investments Ultrashort Fund

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
GMF Floorplan Owner Revolving Trust Series 2016-1 A2 144A 3.334% (LIBOR01M + 0.85%) 5/17/21 #●	1,755,000	$1,756,329
Great American Auto Leasing Series 2019-1 A2 144A 2.97% 6/15/21 #	1,000,000	1,002,035
Hyundai Auto Lease Securitization Trust Series 2017-B A2B 144A 2.764% (LIBOR01M + 0.28%, Floor 0.28%) 12/16/19 #●	9,765	9,765
Invitation Homes Trust Series 2018-SFR1 A 144A 3.182% (LIBOR01M + 0.70%) 3/17/37 #●	1,962,632	1,936,080
Master Credit Card Trust II Series 2018-3A A 144A 2.827% (LIBOR01M + 0.34%) 1/21/22 #●	875,000	875,464
Mercedes-Benz Master Owner Trust Series 2016-BA A 144A 3.184% (LIBOR01M + 0.70%, Floor 0.75%) 5/17/21 #●	1,000,000	1,000,580
Navistar Financial Dealer Note Master Owner Trust II Series 2017-1 A 144A 3.266% (LIBOR01M + 0.78%) 6/27/22 #●	1,000,000	1,001,271
Nissan Master Owner Trust Receivables Series 2017-C A 2.804% (LIBOR01M + 0.32%) 10/17/22 ●	1,500,000	1,500,749
PFS Financing Series 2018-A A 144A 2.884% (LIBOR01M + 0.40%) 2/15/22 #●	2,000,000	1,999,625
Trafigura Securitisation Finance Series 2017-1A A1 144A 3.334% (LIBOR01M + 0.85%) 12/15/20 #●	1,000,000	1,003,833
Verizon Owner Trust Series 2019-A A1A 2.93% 9/20/23	1,000,000	1,007,569
Volvo Financial Equipment Master Owner Trust Series 2017-A A 144A 2.984% (LIBOR01M + 0.50%) 11/15/22 #●	1,000,000	1,002,390
Wheels SPV 2 Series 2017-1A A2 144A 1.88% 4/20/26 #	1,054,519	1,048,502

Total Non-Agency Asset-Backed Securities (cost $31,581,840)		31,577,910

Total Value of Securities – 100.04% (cost $72,839,606)		$72,966,178

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2019, the aggregate value of Rule 144A securities was $26,275,893, which represents 36.03% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in USD.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

REMIC – Real Estate Mortgage Investment Conduit

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Investments Ultrashort Fund	March 31, 2019

Assets:
Investments, at value[1]	$72,966,178
Cash	7,404
Interest receivable	256,502
Receivable from investment manager	9,903
Receivable for fund shares sold	846

Total assets	73,240,833

Liabilities:
Payable for fund shares redeemed	213,715
Distribution payable	37,021
Reports and statements to shareholders payable	18,842
Other accrued expenses	15,571
Dividend disbursing and transfer agent fees and expenses payable	11,806
Audit and tax fees payable	5,733
Dividend disbursing and transfer agent fees and expenses payable to affiliates	627
Trustees’ fees and expenses payable to affiliates	604
Accounting and administration expenses payable to affiliates	580
Legal fees payable to affiliates	139
Reports and statements to shareholders expenses payable to affiliates	57

Total liabilities	304,695

Total Net Assets	$72,936,138

Net Assets Consist of:
Paid-in capital	$73,022,200
Total distributable earnings (loss)	(86,062)

Total Net Assets	$72,936,138

Net Asset Value
Class A:
Net assets	$12,168,958
Shares of beneficial interest outstanding, unlimited authorization, no par	1,218,235
Net asset value per share	$9.99
Sales charge	2.00%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$10.19

Class C:
Net assets	$7,385,543
Shares of beneficial interest outstanding, unlimited authorization, no par	739,412
Net asset value per share	$9.99

Class L:
Net assets	$51,512,260
Shares of beneficial interest outstanding, unlimited authorization, no par	5,156,274
Net asset value per share	$9.99

Institutional Class:
Net assets	$1,869,377
Shares of beneficial interest outstanding, unlimited authorization, no par	187,074
Net asset value per share	$9.99

[1] Investments, at cost	$72,839,606

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Investments Ultrashort Fund	Year ended March 31, 2019

Investment Income:
Interest	$1,964,864

Expenses:
Management fees	223,614
Distribution expenses – Class A	26,015
Distribution expenses – Class C	56,518
Dividend disbursing and transfer agent fees and expenses	77,933
Registration fees	67,417
Accounting and administration expenses	50,660
Audit and tax fees	38,223
Reports and statements to shareholders expenses	32,370
Legal fees	23,302
Dues and services fees	8,749
Trustees’ fees and expenses	3,904
Custodian fees	2,783
Other	12,268

623,756
Less expenses waived	(240,390)
Less waived distribution expenses – Class A	(26,015)
Less waived distribution expenses – Class C	(56,518)
Less expenses paid indirectly	(2,543)

Total operating expenses	298,290

Net Investment Income	1,666,574

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(58,579)
Net change in unrealized appreciation (depreciation) of investments	308,555

Net Realized and Unrealized Gain	249,976

Net Increase in Net Assets Resulting from Operations	$1,916,550

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Investments Ultrashort Fund

	Year ended
	3/31/19	3/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,666,574	$1,103,261
Net realized loss	(58,579)	(33,333)
Net change in unrealized appreciation (depreciation)	308,555	(230,358)

Net increase in net assets resulting from operations	1,916,550	839,570

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(237,050)	(135,440)
Class C	(128,966)	(94,004)
Class L	(1,226,829)	(911,841)
Institutional Class	(91,971)	(9,040)

	(1,684,816)	(1,150,325)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,936,250	4,946,632
Class C	5,240,123	1,016,739
Class L	446	5,113
Institutional Class	18,217,457	727,933

Net asset value of shares issued upon reinvestment of dividends:
Class A	231,419	131,142
Class C	116,707	83,468
Class L	1,209,158	883,579
Institutional Class	86,130	2,878

	32,037,690	7,797,484

Statements of changes in net assets

Delaware Investments Ultrashort Fund

	Year ended
	3/31/19	3/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(3,763,409)	$(5,747,844)
Class C	(3,749,806)	(2,851,119)
Class L	(8,946,596)	(9,680,365)
Institutional Class	(16,849,044)	(639,267)

	(33,308,855)	(18,918,595)

Decrease in net assets derived from capital share transactions	(1,271,165)	(11,121,111)

Net Decrease in Net Assets	(1,039,431)	(11,431,866)

Net Assets:
Beginning of year	73,975,569	85,407,435

End of year[1]	$72,936,138	$73,975,569

[1]

Net Assets – End of year includes distributions in excess of net investment income of $12,734 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the year ended March 31, 2019, the Fund has adopted amendments to Regulation S-X (see Note 10 in “Notes to financial statements”). For the year ended March 31, 2018, the dividends and distributions to shareholders were as follows:

	Class A	Class C	Class L	Institutional Class
Dividends from net investment income	$(129,652)	$(90,207)	$(874,578)	$(8,538)
Distributions from net realized gain	(5,788)	(3,797)	(37,263)	(502)

See accompanying notes, which are an integral part of the financial statements.

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Financial highlights

Delaware Investments Ultrashort Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Capital contribution from Advisor
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	The Class A shares financial highlights for the periods prior to Jan. 5, 2016 reflect the performance of Delaware Cash Reserve® Fund Consultant Class shares.
[2]	On Jan. 5, 2015, the Fund declared a 10 for 1 reverse stock split. The net asset values and per share information listed have been revised/adjusted to reflect the reverse stock split.
[3]	The average shares outstanding have been applied for per share information for the years ended March 31, 2019, 2018, 2017 and 2016.
[4]	Amount is less than $0.005 per share.
[5]	For the year ended March 31, 2016, capital contribution from Advisor of $8,961 was made to the Fund’s Class A shares, which calculated to a de minimis amount of $0.00 per share.
[6]	For the year ended March 31, 2015 net investment income distributions of $(1,588) was made by the Fund’s Class A shares, which calculated to a de minimis amount of $0.00 per share.
[7]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
3/31/19	3/31/18	3/31/17	3/31/16[1,2]		3/31/15[1,2]
$9.96	$10.00	$10.02	$10.00		$10.00

0.22	0.14	0.07	0.01		—	[4]
0.03	(0.03)	—	0.02		—
—	—	—	—	[5]	—

0.25	0.11	0.07	0.03		—

(0.22)	(0.14)	(0.07)	(0.01)		—	[6]
—	(0.01)	(0.02)	—		—

(0.22)	(0.15)	(0.09)	(0.01)		—

$9.99	$9.96	$10.00	$10.02		$10.00

2.59%	1.05%	0.76%	0.32%		0.03%

$12,169	$8,722	$9,430	$6,305		$5,319
0.40%	0.40%	0.40%	0.19%		0.13%
0.97%	0.92%	1.08%	1.03%		0.98%
2.24%	1.38%	0.73%	0.14%		0.03%
1.67%	0.86%	0.05%	(0.70%	)	(0.82%	)
53%	134%	104%	123%		0%

Financial highlights

Delaware Investments Ultrashort Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Capital contribution from Advisor
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	The Class C shares financial highlights for the periods prior to Jan. 5, 2016 reflect the performance of Delaware Cash Reserve® Fund Class C shares.
[2]	On Jan. 5, 2015, the Fund declared a 10 for 1 reverse stock split. The net asset values and per share information listed have been revised/adjusted to reflect the reverse stock split.
[3]	The average shares outstanding have been applied for per share information for the years ended March 31, 2019, 2018, 2017 and 2016.
[4]	Amount is less than $0.005 per share.
[5]	For the year ended March 31, 2016, capital contribution from Advisor of $16,212 was made to the Fund’s Class C shares, which calculated to a de minimis amount of $0.00 per share.
[6]	For the year ended March 31, 2015, net investment income distributions of $(2,477) was made by the Fund’s Class C shares, which calculated to a de minimis amount of $0.00 per share.
[7]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
3/31/19	3/31/18	3/31/17	3/31/16[1,2]		3/31/15[1,2]
$9.96	$10.00	$10.02	$10.00		$10.00

0.22	0.14	0.07	0.01		—	[4]
0.03	(0.03)	—	0.02		—
—	—	—	—	[5]	—

0.25	0.11	0.07	0.03		—

(0.22)	(0.14)	(0.07)	(0.01)		—	[6]
—	(0.01)	(0.02)	—		—

(0.22)	(0.15)	(0.09)	(0.01)		—

$9.99	$9.96	$10.00	$10.02		$10.00

2.59%	1.05%	0.75%	0.32%		0.03%

$7,386	$5,752	$7,527	$9,927		$8,463
0.40%	0.40%	0.40%	0.19%		0.13%
1.72%	1.67%	1.83%	1.78%		1.73%
2.24%	1.38%	0.73%	0.14%		0.03%
0.92%	0.11%	(0.70% )	(1.45%	)	(1.57%	)
53%	134%	104%	123%		0%

Financial highlights

Delaware Investments Ultrashort Fund Class L

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Capital contribution from Advisor
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	The Class L shares financial highlights for the periods prior to Jan. 5, 2016 reflect the performance of Delaware Cash Reserve® Fund Class A shares.
[2]	On Jan. 5, 2015, the Fund declared a 10 for 1 reverse stock split. The net asset values and per share information listed have been revised/adjusted to reflect the reverse stock split.
[3]	The average shares outstanding have been applied for per share information for the years ended March 31, 2019, 2018, 2017 and 2016.
[4]	Amount is less than $0.005 per share.
[5]	For the year ended March 31, 2016, capital contribution from Advisor of $305,752 was made to the Fund’s Class L shares, which calculated to a de minimis amount of $0.00 per share.
[6]	For the year ended March 31, 2015, net investment income distributions of $(51,769) was made by the Fund’s Class L shares, which calculated to a de minimis amount of $0.00 per share.
[7]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
3/31/19	3/31/18	3/31/17	3/31/16[1,2]		3/31/15[1,2]
$9.96	$10.00	$10.02	$10.00		$10.00

0.22	0.14	0.07	0.01		—	[4]
0.03	(0.03)	—	0.02		—
—	—	—	—	[5]	—

0.25	0.11	0.07	0.03		—

(0.22)	(0.14)	(0.07)	(0.01)		—	[6]
—	(0.01)	(0.02)	—		—

(0.22)	(0.15)	(0.09)	(0.01)		—

$9.99	$9.96	$10.00	$10.02		$10.00

2.59%	1.05%	0.75%	0.32%		0.03%

$51,512	$59,084	$68,119	$83,641		$175,765
0.40%	0.40%	0.40%	0.19%		0.13%
0.72%	0.67%	0.83%	0.78%		0.73%
2.24%	1.38%	0.73%	0.14%		0.03%
1.92%	1.11%	0.30%	(0.45%	)	(0.57%	)
53%	134%	104%	123%		0%

Financial highlights

Delaware Investments Ultrashort Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Portfolio turnover is representative of the Fund for the year ended March 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

			1/5/16	[1]
Year ended			to
3/31/19	3/31/18	3/31/17	3/31/16
$9.96	$10.00	$10.02	$10.00

0.22	0.14	0.07	0.02
0.03	(0.03)	—	0.02

0.25	0.11	0.07	0.04

(0.22)	(0.14)	(0.07)	(0.02)
—	(0.01)	(0.02)	—

(0.22)	(0.15)	(0.09)	(0.02)

$9.99	$9.96	$10.00	$10.02

2.59%	1.05%	0.75%	0.39%

$1,869	$418	$331	$303
0.40%	0.40%	0.40%	0.40%
0.72%	0.67%	0.83%	0.74%
2.24%	1.38%	0.73%	0.36%
1.92%	1.11%	0.30%	0.02%
53%	134%	104%	123%	[4]

Notes to financial statements

Delaware Investments Ultrashort Fund March 31, 2019

Delaware Group® Cash Reserve (Trust) is organized as a Delaware statutory trust and offers one series, Delaware Investments Ultrashort Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class L, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.00%. Class L and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months.

The investment objective of the Fund is to seek total return to the extent consistent with a relatively low volatility of principal.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended March 31, 2019 and for all open tax years (years ended March 31, 2016–March 31, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the year ended March 31, 2019, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended March 31, 2019, the Fund earned $2,060 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended March 31, 2019, the Fund earned $483 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.30% on average daily net assets of the Fund.

Notes to financial statements

Delaware Investments Ultrashort Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, short sale, dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.40% of the Fund’s average daily net assets from April 1, 2018 through March 31, 2019.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. This amount is included on the “Statement of operations” under “Accounting and administrative expenses.” For the year ended March 31, 2019, the Fund was charged $6,823 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds from April 1, 2018 through June 30, 2018 at the following annual rates: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of the average daily net assets in excess of $30 billion. Effective July 1, 2018, the Fund as well as the other Delaware Funds entered into an amendment to the DIFSC agreement. Under the agreement to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended March 31, 2019, the Fund was charged $9,143 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub- transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, and 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Class L and Institutional Class shares do not pay 12b-1 fees. DDLP has contracted to limit the 12b-1 fees to 0.00% of average daily net assets for Class A and Class C shares from April 1, 2018 through March 31, 2019.*

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the year ended March 31, 2019, the Fund was charged $3,036 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended March 31, 2019, DDLP earned $911 for commissions on sales of the Fund’s Class A shares. For the year ended March 31, 2019, DDLP received gross CDSC commissions of $74 and $213 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*The aggregate contractual waiver period covering this report is from July 27, 2017 through July 29, 2019.

3. Investments

For the year ended March 31, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$34,687,120
Purchases of US government securities	1,147,244
Sales other than US government securities	35,482,070
Sales of US government securities	974,071

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments, but approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At March 31, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$72,839,606

Aggregate unrealized appreciation of investments	$300,733
Aggregate unrealized depreciation of investments	(174,161)

Net unrealized appreciation of investments	$126,572

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or

Notes to financial statements

Delaware Investments Ultrashort Fund

3. Investments (continued)

unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded, options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2019:

Level 2
Securities
Assets:
Agency, Collateralized Debt Obligation & Assets-Backed Securities	$35,687,943
Commercial Paper	3,990,079
Corporate Bonds	33,288,156

Total Value of Securities	$72,966,178

During the year ended March 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the year ended March 31, 2019, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended March 31, 2019 and 2018 was as follows:

	Year ended
	3/31/19	3/31/18
Ordinary income	$1,684,816	$1,118,577
Long-Term capital gains	—	31,748

Total	$1,684,816	$1,150,325

5. Components of Net Assets on a Tax Basis

As of March 31, 2019, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$73,022,200
Undistributed ordinary income	24,987
Capital loss carryforward	(200,600)
Distributions payable	(37,021)
Net unrealized appreciation on investments	126,572

Net assets	$72,936,138

The Fund has capital loss carryforwards available to offset future realized capital gains as follows:

	Loss carryforward character
	No Expiration
Short-term	Long-term	Total
$138,008	$62,592	$200,600

Notes to financial statements

Delaware Investments Ultrashort Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	3/31/19	3/31/18
Shares sold:
Class A	697,212	494,457
Class C	526,762	101,654
Class L	45	511
Institutional Class	1,831,444	72,684

Shares issued upon reinvestment of dividends and distributions:
Class A	23,246	13,114
Class C	11,726	8,346
Class L	121,436	88,347
Institutional Class	8,658	287

	3,220,529	779,400

Shares redeemed:
Class A	(378,214)	(574,702)
Class C	(376,836)	(285,087)
Class L	(898,885)	(967,659)
Institutional Class	(1,695,026)	(64,093)

	(3,348,961)	(1,891,541)

Net decrease	(128,432)	(1,112,141)

Certain shareholders may exchange shares of one class for another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and the “Statements of changes in net assets.” For the years ended March 31, 2019 and 2018, the Fund had the following exchange transactions.

	Exchange Redemptions			Exchange Subscriptions

Year ended	Class A Shares	Class C Shares	Class L Shares	Class A Shares	Class L Shares	Institutional Class Shares	Value
3/31/19	511	75,599	1,641	75,653	—	2,154	774,207
3/31/18	273	440	634	—	441	907	13,496

7. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 to $130,000,000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

On Nov. 5, 2018, the Participant entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of March 31, 2019, or at any time during the year then ended.

8. Credit and Market Risks

The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 5% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Notes to financial statements

Delaware Investments Ultrashort Fund

10. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statement of assets and liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of changes in net assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of changes in net assets” and certain tax adjustments that were reflected in the “Notes to financial statements.” All of these have been reflected in the Fund’s financial statements.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in the Fund’s financial statements.

Report of independent

registered public accounting firm

To the Board of Trustees of Delaware Group® Cash Reserve and Shareholders of Delaware Investments Ultrashort Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Investments Ultrashort Fund (the “Fund”) as of March 31, 2019, the related statement of operations for the year ended March 31, 2019, the statements of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 21, 2019

We have served as the auditor of one or more investment companies in Delaware Funds® by Macquarie since 2010.

Other Fund information (Unaudited)

Delaware Investments Ultrashort Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the year ended March 31, 2019, the Fund reports distributions paid during the year as follows:

(A) Ordinary Income Distributions (Tax Basis)	100.00%
Total Distributions (Tax Basis)	100.00%

(A) is based on a percentage of the Fund’s total distributions.

For the fiscal year ended March 31, 2019, certain interest income paid by the Fund has been determined to be Qualified Interest Income, and may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief Unemployment Insurance Reauthorization, and Job Creations Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended March 31, 2019, the Fund has reported maximum distributions of Qualified Interest Income of $1,684,816.

Board consideration of sub-advisory agreement for Delaware Investments Ultrashort Fund at a meeting held November 14-15, 2018

At a meeting held on Nov. 14-15, 2018, the Board of Trustees of Delaware Investments Ultrashort Fund (the “Fund”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) for the Fund. MIMAK may also be referenced as “sub-advisor” below.

In reaching the decision to approve the Sub-Advisory Agreement, the Board considered and reviewed information about MIMAK, including its personnel, operations, and financial condition, which had been provided by MIMAK. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreement and the various services proposed to be rendered by MIMAK; information concerning MIMAK’s organizational structure and the experience of its key investment management personnel; copies of MIMAK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMAK; and a copy of the Sub-Advisory Agreement.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreement were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. The Board considered the nature, extent, and quality of services that MIMAK would provide as a sub-advisor to the Fund. The Trustees considered the type of services to be provided by MIMAK in connection with DMC’s management of the Fund, and the qualifications and experience of MIMAK’s research team. The Board considered MIMAK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMAK, and Management’s favorable assessment as to the nature, extent, and quality of the research services expected to be provided by MIMAK to DMC. Based on its consideration and review of the foregoing factors, the Board concluded that the nature, extent, and quality of research services expected to be provided by MIMAK, as well as MIMAK’s ability to render such services based on its experience, organization and resources, were appropriate for the Fund, in light of the Fund’s investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by MIMAK, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is limited to access to MIMAK’s on-the-ground research expertise, perspective, and resources.

Sub-advisory fees. The Board considered that DMC would not pay MIMAK fees in connection with MIMAK’s services. The Board concluded that, in light of the quality and extent of the services to be provided and the nature of the business relationships between DMC and MIMAK, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMAK would provide investment recommendations and ideas, including with respect to specific securities, but that DMC’s portfolio managers for the Fund would retain portfolio management discretion over the Fund.

Economies of scale and fall-out benefits. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Fund investors as assets in the Fund increased, as applicable. The Board also considered that DMC and its affiliates may benefit by leveraging the global resources of its affiliates.

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Interested Trustee

Shawn K. Lytle[1]	President,	President and
2005 Market Street	Chief Executive Officer,	Chief Executive Officer
Philadelphia, PA 19103	and Trustee	since August 2015
February 1970
Trustee since
September 2015

Independent Trustees

Thomas L. Bennett	Chair and Trustee	Trustee since
2005 Market Street		March 2005
Philadelphia, PA 19103
October 1947		Chair since
March 2015

Jerome D. Abernathy	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
July 1959

Ann D. Borowiec	Trustee	Since March 2015
2005 Market Street
Philadelphia, PA 19103
November 1958

[1]	Shawn K. Lytle is considered to be an “Interested Trustee ”because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

President — Macquarie	59	Trustee — UBS
Investment Management[2]		Relationship Funds,
(June 2015–Present)		SMA Relationship
Trust, and UBS Funds
Regional Head of		(May 2010–April 2015)
Americas — UBS Global
Asset Management
(April 2010–May 2015)

Private Investor	59	None
(March 2004–Present)

Managing Member,	59	None
Stonebrook Capital
Management, LLC (financial
technology: macro factors
and databases)
(January 1993–Present)
Chief Executive Officer,	59	Director —
Private Wealth Management		Banco Santander International
(2011–2013) and		(October 2016–Present)
Market Manager,
New Jersey Private		Director —
Bank (2005–2011) —		Santander Bank, N.A.
J.P. Morgan Chase & Co.		(December 2016–Present)

[2]

Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)

Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Private Investor	59	Director and Audit Committee
(April 2011–Present)		Member — Hercules
		Technology Growth
		Capital, Inc.
		(July 2004–July 2014)
President —	59	Director; Compensation
Drexel University		Committee and
(August 2010–Present)		Governance Committee
		Member — Community
President —		Health Systems
Franklin & Marshall College		(May 2004–present)
(July 2002–June 2010)
		Director — Drexel
		Morgan & Co.
		(2015–present)

		Director and Audit Committee
		Member — vTv
		Therapeutics LLC
		(2017–present)

		Director and Audit Committee
		Member — FS Credit Real
		Estate Income Trust, Inc.
		(2018–present)

Private Investor	59	None
(2004–Present)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Private Investor	59	Trust Manager and
(January 2017–Present)		Audit Committee
Chair — Camden
Chief Executive Officer —		Property Trust
Banco Itaú		(August 2011–Present)
International
(April 2012–December 2016)		Director —
Carrizo Oil & Gas, Inc.
Executive Advisor to Dean		(March 2018–Present)
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

Vice Chairman	59	Director — HSBC North
(2010–April 2013) —		America Holdings Inc.
PNC Financial		(December 2013–Present)
Services Group
Director — HSBC USA Inc.
(July 2014–Present)

Director —
HSBC Bank USA,
National Association
(July 2014–March 2017)

Director — HSBC
Finance Corporation
(December 2013–April 2018)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)

Christianna Wood	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
August 1959

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Chief Executive Officer	59	Director and Audit
and President —		Committee Member—
Gore Creek		H&R Block Corporation
Capital, Ltd.		(July 2008–Present)
(August 2009–Present)
Director and Audit
Committee Member—
Grange Insurance
(2013–Present)

Trustee and Audit
Committee Member—
The Merger Fund
(2013–Present),
The Merger Fund VL
(2013-Present);
WCM Alternatives:
Event-Driven Fund
(2013–Present),
and WCM Alternatives:
Credit Event Fund
(December 2017–Present)

Director—International
Securities Exchange
(2010–2016)

Vice President and Treasurer	59	Director; Personnel and
(January 2006–July 2012),		Compensation Committee
Vice President —		Chair; Member of Nominating,
Mergers & Acquisitions		Investments, and Audit
(January 2003–January 2006),		Committees for various
and Vice President		periods throughout
and Treasurer		directorship —
(July 1995–January 2003) —		Okabena Company
3M Company		(2009–2017)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Officers

David F. Connor	Senior Vice President,	Senior Vice President since
2005 Market Street	General Counsel,	May 2013; General
Philadelphia, PA 19103	and Secretary	Counsel since May 2015;
December 1963		Secretary since
October 2005

Daniel V. Geatens	Vice President	Vice President and
2005 Market Street	and Treasurer	Treasurer since October 2007
Philadelphia, PA 19103
October 1972

Richard Salus	Senior Vice President	Senior Vice President and
2005 Market Street	and Chief Financial Officer	Chief Financial Officer
Philadelphia, PA 19103		since November 2006
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

David F. Connor has served	59	None[3]
in various capacities at
different times at
Macquarie Investment
Management.

Daniel V. Geatens has served	59	None[3]
in various capacities at
different times at
Macquarie Investment
Management.

Richard Salus has served	59	None[3]
in various capacities
at different times at
Macquarie Investment
Management.

[3]

David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc., which has an affiliated investment manager.

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	Lucinda S. Landreth	Thomas K. Whitford
President and	Former Chief Executive	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	Officer	Officer	PNC Financial Services Group
Delaware Funds®	Private Wealth Management	Assurant, Inc.	Pittsburgh, PA
by Macquarie Philadelphia, PA	J.P. Morgan Chase & Co. New York, NY	New York, NY Frances A.	Christianna Wood Chief Executive Officer
Thomas L. Bennett	Joseph W. Chow	Sevilla-Sacasa	and President
Chairman of the Board	Former Executive Vice	Former Chief Executive	Gore Creek Capital, Ltd.
Delaware Funds	President	Officer	Golden, CO
by Macquarie Private Investor Rosemont, PA	State Street Corporation Boston, MA John A. Fry	Banco Itaú International Miami, FL	Janet L. Yeomans Former Vice President and Treasurer
Jerome D. Abernathy	President		3M Company
Managing Member	Drexel University		St. Paul, MN
Stonebrook Capital	Philadelphia, PA
Management, LLC
New York, NY

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This annual report is for the information of Delaware Investments Ultrashort Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds® by Macquarie Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

John A. Fry
Lucinda S. Landreth
Thomas K. Whitford
Christianna Wood
Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $32,490 for the fiscal year ended March 31, 2019.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $31,580 for the fiscal year ended March 31, 2018.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2019.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $640,000 for the registrant’s fiscal year ended March 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2018.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $640,000 for the registrant’s fiscal year ended March 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $5,738 for the fiscal year ended March 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2019.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $5,733 for the fiscal year ended March 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2018.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2019.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2018.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds® by Macquarie.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $11,748,000 and $11,748,000 for the registrant’s fiscal years ended March 31, 2019 and March 31, 2018, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 180 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the semiannual period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® CASH RESERVE

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 5, 2019

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 5, 2019